Income Taxes (Reconciliation to Effective Income Tax) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount
Statutory federal income tax rate													35.00%	35.00%	35.00%
Total income tax expense/provision (benefit)	$ 96	$ 20	$ 19	$ 13	$ 14	$ 30	$ 22	$ 21	$ 12	$ 24	$ 28	$ 18	$ 148	$ 87	$ 82
Effective income tax rate (percent)													70.10%	33.70%	34.20%
Federal
Effective Income Tax Rate Reconciliation, Amount
Provision at statutory federal income tax rate (35%)													$ 74	$ 90	$ 84
Tax Reform													80	0	0
Bank Owned Life Insurance													(3)	(3)	(1)
Restricted stock compensation													(2)	0	0
State income tax (benefit), net of federal income tax effect (includes valuation allowance)													0	(1)	(2)
Warrant expense (income)													0	1	1
Non-deductible compensation													0	0	1
Other													(1)	0	(1)
Total income tax expense/provision (benefit)													$ 148	$ 87	$ 82